STOCK-BASED COMPENSATION - Common Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Options
Beginning balance, options outstanding (in shares)	9,250,333	10,021,444	10,021,444
Granted (in shares)	4,075,600	2,160,500	2,613,700
Exercised (in shares)	(731,585)		(693,920)
Canceled and forfeited (in shares)	(1,555,609)		(2,690,891)
Ending balance, options outstanding (in shares)	11,038,739		9,250,333	10,021,444
Options exercisable (in shares)	4,560,750		3,990,350
Weighted Average Exercise Price
Beginning balance, options outstanding (in dollars per share)	$ 1.37	$ 1.27	$ 1.27
Granted (in dollars per share)	4.92		1.66
Exercised (in dollars per share)	1.09		0.60
Canceled and forfeited (in dollars per share)	1.69		1.48
Ending balance, options outstanding (in dollars per share)	2.66		1.37	$ 1.27
Options exercisable (in dollars per share)	$ 1.22		$ 1.10
Options outstanding, weighted average remaining contractual life			8 years 1 month 2 days	8 years 7 months 20 days
Options exercisable, weighted average remaining contractual life			7 years 1 month 13 days
Options outstanding, aggregate intrinsic value			$ 93
Options exercisable, aggregate intrinsic value			$ 1,117